Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Lichen China Limited
Trading Symbol	LICN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001876766
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41493
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15th Floor, Xingang Square
Entity Address, Address Line Two	Hubin North Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361013
Title of 12(b) Security	Class A Ordinary shares, par value $0.00004 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	15th Floor, Xingang Square
Entity Address, Address Line Two	Hubin North Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361013
Contact Personnel Name	Ya Li
City Area Code	+86
Local Phone Number	592-5586999
Contact Personnel Email Address	Ir@lichenzx.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	17,500,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,000,000